Intangible Assets - Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Puhui Trademark [member] | Intangible assets other than goodwill [member]
Disclosure of information for cash-generating units [line items]
Recoverable amount of the CGU exceeded its carrying amount	¥ 4,761,332	¥ 3,795,189	¥ 3,895,059